Condensed Financial Statements of Parent (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 31,030	$ 39,646	$ 22,660	$ 33,373	$ 9,316	$ (4,048)	$ (10,709)	$ 343	$ 126,709	$ (5,098)	$ (6,531)
Comprehensive income (loss) applicable to Hilltop									82,385	(11,481)	2,182
Hilltop Holdings Inc.
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)									126,709	(5,098)	(6,531)
Other comprehensive income (loss), net of tax									(43,418)	(4,900)	8,581
Comprehensive income (loss) applicable to Hilltop									$ 83,291	$ (9,998)	$ 2,050